Derivative financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value	¥ 38,008	¥ 56,363
Derivative financial liabilities, fair value		9,568
Derivative financial assets, notional amount	364,302	1,390,341
Derivative financial liabilities, notional amount		208,938
Foreign exchange swaps
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value	388	19,279
Derivative financial liabilities, fair value		9,568
Derivative financial assets, notional amount	5,666	648,404
Derivative financial liabilities, notional amount		208,938
Currency forwards
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value	37,620	37,084
Derivative financial assets, notional amount	¥ 358,636	¥ 741,937